UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859224.103

AFLC-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 125.7%
	Shares	Value
COMMON STOCKS - 123.6%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.1%
Lear Corp.	5,300	$ 239,613
Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.	8,300	228,997
McDonald's Corp.	4,500	446,760
Wyndham Worldwide Corp.	7,100	312,329
		988,086
Leisure Equipment & Products - 0.5%
Brunswick Corp.	4,600	109,986
Media - 3.6%
CBS Corp. Class B	10,900	325,910
Time Warner, Inc.	12,000	446,520
		772,430
Specialty Retail - 2.9%
GameStop Corp. Class A	7,800	177,684
Home Depot, Inc.	9,500	451,915
		629,599
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	3,300	280,533
TOTAL CONSUMER DISCRETIONARY		3,020,247
CONSUMER STAPLES - 10.9%
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	10,400	469,040
Food Products - 2.8%
Chiquita Brands International, Inc. (a)	8,200	78,638
Fresh Del Monte Produce, Inc.	5,800	130,268
Ralcorp Holdings, Inc. (a)	5,231	390,233
		599,139
Personal Products - 1.5%
Elizabeth Arden, Inc. (a)	6,000	222,900
Prestige Brands Holdings, Inc. (a)	6,370	105,105
		328,005
Tobacco - 4.4%
Imperial Tobacco Group PLC	5,605	222,108
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	47	$ 249,757
Lorillard, Inc.	3,700	484,996
		956,861
TOTAL CONSUMER STAPLES		2,353,045
ENERGY - 19.1%
Energy Equipment & Services - 5.5%
Helix Energy Solutions Group, Inc. (a)	13,400	257,816
Helmerich & Payne, Inc.	4,200	257,460
National Oilwell Varco, Inc.	5,300	437,409
Precision Drilling Corp. (a)	19,700	238,474
		1,191,159
Oil, Gas & Consumable Fuels - 13.6%
Chevron Corp.	5,300	578,336
CVR Energy, Inc. (a)	10,900	296,589
Delek US Holdings, Inc.	8,400	110,964
HollyFrontier Corp.	10,584	345,356
Marathon Oil Corp.	18,400	623,576
Marathon Petroleum Corp.	6,300	261,765
Tesoro Corp. (a)	12,200	323,666
Valero Energy Corp.	7,700	188,573
Western Refining, Inc.	11,500	208,725
		2,937,550
TOTAL ENERGY		4,128,709
FINANCIALS - 17.1%
Commercial Banks - 6.3%
Regions Financial Corp.	39,600	228,096
U.S. Bancorp	8,300	244,020
Wells Fargo & Co.	28,500	891,764
		1,363,880
Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	18,100	169,235
Leucadia National Corp.	5,000	142,450
		311,685
Insurance - 8.0%
ACE Ltd.	6,400	458,944
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	1,600	$ 105,552
Lincoln National Corp.	4,400	109,296
MetLife, Inc.	13,100	505,005
Prudential Financial, Inc.	9,100	556,556
		1,735,353
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	2,300	148,212
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	8,700	140,157
TOTAL FINANCIALS		3,699,287
HEALTH CARE - 12.5%
Biotechnology - 3.0%
Amgen, Inc.	6,500	441,675
Spectrum Pharmaceuticals, Inc. (a)	15,300	217,107
		658,782
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc.	600	36,450
Health Care Providers & Services - 6.9%
Aetna, Inc.	12,100	565,796
Centene Corp. (a)	2,300	112,240
Community Health Systems, Inc. (a)	3,700	93,388
Health Net, Inc. (a)	2,777	104,804
Humana, Inc.	5,700	496,470
McKesson Corp.	1,400	116,914
		1,489,612
Pharmaceuticals - 2.4%
Impax Laboratories, Inc. (a)	5,100	119,085
Jazz Pharmaceuticals PLC (a)	3,100	162,657
Questcor Pharmaceuticals, Inc. (a)	2,600	101,140
ViroPharma, Inc. (a)	4,000	128,240
		511,122
TOTAL HEALTH CARE		2,695,966
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
Textron, Inc.	8,300	228,333
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Airlines - 1.9%
Alaska Air Group, Inc. (a)	6,000	$ 411,420
Commercial Services & Supplies - 1.1%
Sykes Enterprises, Inc. (a)	18,000	248,040
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	5,300	123,755
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	1,500	112,830
Industrial Conglomerates - 1.5%
General Electric Co.	17,500	333,375
Machinery - 3.8%
Actuant Corp. Class A	4,000	112,680
Caterpillar, Inc.	2,000	228,420
Cummins, Inc.	1,800	217,026
Kennametal, Inc.	5,700	262,599
		820,725
Professional Services - 1.6%
FTI Consulting, Inc. (a)	2,700	108,189
Towers Watson & Co.	2,000	127,880
TrueBlue, Inc. (a)	6,700	110,952
		347,021
TOTAL INDUSTRIALS		2,625,499
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	33,200	660,016
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	22,100	559,351
Electronic Equipment & Components - 3.4%
Flextronics International Ltd. (a)	36,800	259,440
Jabil Circuit, Inc.	18,400	475,272
		734,712
Internet Software & Services - 0.2%
Facebook, Inc. Class B (d)	1,558	47,941
IT Services - 10.6%
Alliance Data Systems Corp. (a)	4,400	533,984
IBM Corp.	2,600	511,498
MasterCard, Inc. Class A	1,100	462,000
TNS, Inc. (a)	6,300	115,479
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	5,600	$ 651,672
WNS Holdings Ltd. sponsored ADR (a)	800	8,808
		2,283,441
Office Electronics - 1.1%
Xerox Corp.	28,100	231,263
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	18,000	115,020
GT Advanced Technologies, Inc. (a)	14,700	125,832
		240,852
Software - 2.6%
Microsoft Corp.	17,600	558,624
TOTAL INFORMATION TECHNOLOGY		5,316,200
MATERIALS - 6.0%
Chemicals - 4.5%
CF Industries Holdings, Inc.	2,600	483,600
LyondellBasell Industries NV Class A	3,700	159,766
W.R. Grace & Co. (a)	6,000	341,760
		985,126
Metals & Mining - 1.5%
Newmont Mining Corp.	1,800	106,920
Nucor Corp.	5,000	217,650
		324,570
TOTAL MATERIALS		1,309,696
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.3%
BT Group PLC	214,200	729,220
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	209,684
		938,904
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	4,700	112,518
TOTAL TELECOMMUNICATION SERVICES		1,051,422
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - 4.6%
Electric Utilities - 3.2%
PNM Resources, Inc.	38,100	$ 685,038
Independent Power Producers & Energy Traders - 1.4%
The AES Corp. (a)	22,400	303,744
TOTAL UTILITIES		988,782
TOTAL COMMON STOCKS (Cost $25,075,204)		27,188,853
NONCONVERTIBLE PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Volkswagen AG (Cost $421,176)	2,400	448,738
TOTAL LONG STOCK POSITIONS - 125.7% (Cost $25,496,380)		27,637,591
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.12% (b) (Cost $76,838)	76,838	76,838
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $25,573,218)		27,714,429
TOTAL SHORT STOCK POSITIONS - (33.1)% (Proceeds $7,046,582)		(7,149,675)
NET OTHER ASSETS (LIABILITIES) - 4.9%		1,056,590
NET ASSETS - 100%		$ 21,621,344
SHORT STOCK POSITIONS - (33.1)%
	Shares	Value
COMMON STOCKS - (33.1)%
CONSUMER DISCRETIONARY - (6.1)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,200)	$ (104,416)
Hotels, Restaurants & Leisure - (2.7)%
Carnival Corp. unit	(6,300)	(190,827)
MGM Mirage, Inc.	(8,500)	(117,045)
Orient Express Hotels Ltd. Class A	(8,300)	(82,087)
Royal Caribbean Cruises Ltd.	(7,300)	(207,977)
		(597,936)
Internet & Catalog Retail - (0.9)%
Netflix, Inc.	(1,700)	(188,241)
Specialty Retail - (1.6)%
Chico's FAS, Inc.	(7,500)	(112,575)
Urban Outfitters, Inc.	(8,100)	(229,959)
		(342,534)
Textiles, Apparel & Luxury Goods - (0.4)%
K-Swiss, Inc. Class A	(26,000)	(86,580)
TOTAL CONSUMER DISCRETIONARY		(1,319,707)
CONSUMER STAPLES - (0.8)%
Food & Staples Retailing - (0.8)%
Sysco Corp.	(6,100)	(179,462)
ENERGY - (5.8)%
Oil, Gas & Consumable Fuels - (5.8)%
Arch Coal, Inc.	(8,100)	(109,917)
Carrizo Oil & Gas, Inc.	(8,000)	(225,360)
Comstock Resources, Inc.	(11,900)	(190,757)
FX Energy, Inc.	(23,100)	(146,223)
Penn Virginia Corp.	(20,300)	(99,267)
Petroleum Development Corp.	(5,500)	(178,970)
Rex Energy Corp.	(10,800)	(124,200)
Ultra Petroleum Corp.	(6,700)	(167,232)
		(1,241,926)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - (3.6)%
Commercial Banks - (1.3)%
First Horizon National Corp.	(17,396)	$ (163,522)
Valley National Bancorp	(9,200)	(115,092)
		(278,614)
Real Estate Investment Trusts - (2.3)%
Annaly Capital Management, Inc.	(10,200)	(169,524)
Plum Creek Timber Co., Inc.	(2,800)	(109,648)
Weyerhaeuser Co.	(10,100)	(210,989)
		(490,161)
TOTAL FINANCIALS		(768,775)
HEALTH CARE - (4.6)%
Biotechnology - (1.0)%
Dendreon Corp.	(6,800)	(76,568)
Sangamo Biosciences, Inc.	(27,600)	(145,452)
		(222,020)
Health Care Equipment & Supplies - (1.5)%
Becton, Dickinson & Co.	(2,900)	(221,038)
Medtronic, Inc.	(2,800)	(106,736)
		(327,774)
Health Care Providers & Services - (0.5)%
IPC The Hospitalist Co., Inc.	(3,000)	(109,110)
Health Care Technology - (1.6)%
Computer Programs & Systems, Inc.	(1,800)	(109,512)
Quality Systems, Inc.	(5,100)	(218,637)
		(328,149)
TOTAL HEALTH CARE		(987,053)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - (1.9)%
Air Freight & Logistics - (1.0)%
Expeditors International of Washington, Inc.	(4,900)	$ (213,787)
Road & Rail - (0.9)%
Hertz Global Holdings, Inc.	(14,300)	(204,490)
TOTAL INDUSTRIALS		(418,277)
INFORMATION TECHNOLOGY - (6.6)%
Communications Equipment - (1.8)%
Ciena Corp.	(12,900)	(192,468)
JDS Uniphase Corp.	(15,100)	(196,904)
		(389,372)
Electronic Equipment & Components - (0.9)%
IPG Photonics Corp.	(3,600)	(189,468)
Internet Software & Services - (0.4)%
WebMD Health Corp.	(3,900)	(96,915)
IT Services - (1.1)%
VeriFone Systems, Inc.	(4,800)	(229,872)
Semiconductors & Semiconductor Equipment - (1.9)%
FormFactor, Inc.	(40,100)	(204,911)
Power Integrations, Inc.	(5,600)	(208,880)
		(413,791)
Software - (0.5)%
Rovi Corp.	(3,000)	(106,440)
TOTAL INFORMATION TECHNOLOGY		(1,425,858)
MATERIALS - (1.0)%
Paper & Forest Products - (1.0)%
Louisiana-Pacific Corp.	(26,600)	(217,322)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - (2.1)%
Diversified Telecommunication Services - (1.1)%
Level 3 Communications, Inc.	(10,100)	$ (245,531)
Wireless Telecommunication Services - (1.0)%
Sprint Nextel Corp.	(87,200)	(215,384)
TOTAL TELECOMMUNICATION SERVICES		(460,915)
UTILITIES - (0.6)%
Independent Power Producers & Energy Traders - (0.6)%
GenOn Energy, Inc.	(53,000)	(130,380)
TOTAL SHORT STOCK POSITIONS - (33.1)% (Proceeds $7,046,582)	$ (7,149,675)

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $21,631,510, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,941 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 102
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,468,985	$ 3,468,985	$ -	$ -
Consumer Staples	2,353,045	2,353,045	-	-
Energy	4,128,709	4,128,709	-	-
Financials	3,699,287	3,699,287	-	-
Health Care	2,695,966	2,695,966	-	-
Industrials	2,625,499	2,625,499	-	-
Information Technology	5,316,200	5,268,259	-	47,941
Materials	1,309,696	1,309,696	-	-
Telecommunication Services	1,051,422	322,202	729,220	-
Utilities	988,782	988,782	-	-
Money Market Funds	76,838	76,838	-	-
Short Positions	(7,149,675)	(7,149,675)	-	-
Total Investments in Securities:	$ 20,564,754	$ 19,787,593	$ 729,220	$ 47,941
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 38,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,991
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 47,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 8,991

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $25,629,436. Net unrealized appreciation aggregated $2,084,993, of which $2,684,037 related to appreciated investment securities and $599,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

February 29, 2012

1.859202.103

FLC-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 125.7%
	Shares	Value
COMMON STOCKS - 123.6%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.1%
Lear Corp.	5,300	$ 239,613
Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.	8,300	228,997
McDonald's Corp.	4,500	446,760
Wyndham Worldwide Corp.	7,100	312,329
		988,086
Leisure Equipment & Products - 0.5%
Brunswick Corp.	4,600	109,986
Media - 3.6%
CBS Corp. Class B	10,900	325,910
Time Warner, Inc.	12,000	446,520
		772,430
Specialty Retail - 2.9%
GameStop Corp. Class A	7,800	177,684
Home Depot, Inc.	9,500	451,915
		629,599
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	3,300	280,533
TOTAL CONSUMER DISCRETIONARY		3,020,247
CONSUMER STAPLES - 10.9%
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	10,400	469,040
Food Products - 2.8%
Chiquita Brands International, Inc. (a)	8,200	78,638
Fresh Del Monte Produce, Inc.	5,800	130,268
Ralcorp Holdings, Inc. (a)	5,231	390,233
		599,139
Personal Products - 1.5%
Elizabeth Arden, Inc. (a)	6,000	222,900
Prestige Brands Holdings, Inc. (a)	6,370	105,105
		328,005
Tobacco - 4.4%
Imperial Tobacco Group PLC	5,605	222,108
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	47	$ 249,757
Lorillard, Inc.	3,700	484,996
		956,861
TOTAL CONSUMER STAPLES		2,353,045
ENERGY - 19.1%
Energy Equipment & Services - 5.5%
Helix Energy Solutions Group, Inc. (a)	13,400	257,816
Helmerich & Payne, Inc.	4,200	257,460
National Oilwell Varco, Inc.	5,300	437,409
Precision Drilling Corp. (a)	19,700	238,474
		1,191,159
Oil, Gas & Consumable Fuels - 13.6%
Chevron Corp.	5,300	578,336
CVR Energy, Inc. (a)	10,900	296,589
Delek US Holdings, Inc.	8,400	110,964
HollyFrontier Corp.	10,584	345,356
Marathon Oil Corp.	18,400	623,576
Marathon Petroleum Corp.	6,300	261,765
Tesoro Corp. (a)	12,200	323,666
Valero Energy Corp.	7,700	188,573
Western Refining, Inc.	11,500	208,725
		2,937,550
TOTAL ENERGY		4,128,709
FINANCIALS - 17.1%
Commercial Banks - 6.3%
Regions Financial Corp.	39,600	228,096
U.S. Bancorp	8,300	244,020
Wells Fargo & Co.	28,500	891,764
		1,363,880
Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	18,100	169,235
Leucadia National Corp.	5,000	142,450
		311,685
Insurance - 8.0%
ACE Ltd.	6,400	458,944
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	1,600	$ 105,552
Lincoln National Corp.	4,400	109,296
MetLife, Inc.	13,100	505,005
Prudential Financial, Inc.	9,100	556,556
		1,735,353
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	2,300	148,212
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	8,700	140,157
TOTAL FINANCIALS		3,699,287
HEALTH CARE - 12.5%
Biotechnology - 3.0%
Amgen, Inc.	6,500	441,675
Spectrum Pharmaceuticals, Inc. (a)	15,300	217,107
		658,782
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc.	600	36,450
Health Care Providers & Services - 6.9%
Aetna, Inc.	12,100	565,796
Centene Corp. (a)	2,300	112,240
Community Health Systems, Inc. (a)	3,700	93,388
Health Net, Inc. (a)	2,777	104,804
Humana, Inc.	5,700	496,470
McKesson Corp.	1,400	116,914
		1,489,612
Pharmaceuticals - 2.4%
Impax Laboratories, Inc. (a)	5,100	119,085
Jazz Pharmaceuticals PLC (a)	3,100	162,657
Questcor Pharmaceuticals, Inc. (a)	2,600	101,140
ViroPharma, Inc. (a)	4,000	128,240
		511,122
TOTAL HEALTH CARE		2,695,966
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
Textron, Inc.	8,300	228,333
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Airlines - 1.9%
Alaska Air Group, Inc. (a)	6,000	$ 411,420
Commercial Services & Supplies - 1.1%
Sykes Enterprises, Inc. (a)	18,000	248,040
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	5,300	123,755
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	1,500	112,830
Industrial Conglomerates - 1.5%
General Electric Co.	17,500	333,375
Machinery - 3.8%
Actuant Corp. Class A	4,000	112,680
Caterpillar, Inc.	2,000	228,420
Cummins, Inc.	1,800	217,026
Kennametal, Inc.	5,700	262,599
		820,725
Professional Services - 1.6%
FTI Consulting, Inc. (a)	2,700	108,189
Towers Watson & Co.	2,000	127,880
TrueBlue, Inc. (a)	6,700	110,952
		347,021
TOTAL INDUSTRIALS		2,625,499
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	33,200	660,016
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	22,100	559,351
Electronic Equipment & Components - 3.4%
Flextronics International Ltd. (a)	36,800	259,440
Jabil Circuit, Inc.	18,400	475,272
		734,712
Internet Software & Services - 0.2%
Facebook, Inc. Class B (d)	1,558	47,941
IT Services - 10.6%
Alliance Data Systems Corp. (a)	4,400	533,984
IBM Corp.	2,600	511,498
MasterCard, Inc. Class A	1,100	462,000
TNS, Inc. (a)	6,300	115,479
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	5,600	$ 651,672
WNS Holdings Ltd. sponsored ADR (a)	800	8,808
		2,283,441
Office Electronics - 1.1%
Xerox Corp.	28,100	231,263
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	18,000	115,020
GT Advanced Technologies, Inc. (a)	14,700	125,832
		240,852
Software - 2.6%
Microsoft Corp.	17,600	558,624
TOTAL INFORMATION TECHNOLOGY		5,316,200
MATERIALS - 6.0%
Chemicals - 4.5%
CF Industries Holdings, Inc.	2,600	483,600
LyondellBasell Industries NV Class A	3,700	159,766
W.R. Grace & Co. (a)	6,000	341,760
		985,126
Metals & Mining - 1.5%
Newmont Mining Corp.	1,800	106,920
Nucor Corp.	5,000	217,650
		324,570
TOTAL MATERIALS		1,309,696
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.3%
BT Group PLC	214,200	729,220
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	209,684
		938,904
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	4,700	112,518
TOTAL TELECOMMUNICATION SERVICES		1,051,422
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - 4.6%
Electric Utilities - 3.2%
PNM Resources, Inc.	38,100	$ 685,038
Independent Power Producers & Energy Traders - 1.4%
The AES Corp. (a)	22,400	303,744
TOTAL UTILITIES		988,782
TOTAL COMMON STOCKS (Cost $25,075,204)		27,188,853
NONCONVERTIBLE PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Volkswagen AG (Cost $421,176)	2,400	448,738
TOTAL LONG STOCK POSITIONS - 125.7% (Cost $25,496,380)		27,637,591
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.12% (b) (Cost $76,838)	76,838	76,838
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $25,573,218)		27,714,429
TOTAL SHORT STOCK POSITIONS - (33.1)% (Proceeds $7,046,582)		(7,149,675)
NET OTHER ASSETS (LIABILITIES) - 4.9%		1,056,590
NET ASSETS - 100%		$ 21,621,344
SHORT STOCK POSITIONS - (33.1)%
	Shares	Value
COMMON STOCKS - (33.1)%
CONSUMER DISCRETIONARY - (6.1)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,200)	$ (104,416)
Hotels, Restaurants & Leisure - (2.7)%
Carnival Corp. unit	(6,300)	(190,827)
MGM Mirage, Inc.	(8,500)	(117,045)
Orient Express Hotels Ltd. Class A	(8,300)	(82,087)
Royal Caribbean Cruises Ltd.	(7,300)	(207,977)
		(597,936)
Internet & Catalog Retail - (0.9)%
Netflix, Inc.	(1,700)	(188,241)
Specialty Retail - (1.6)%
Chico's FAS, Inc.	(7,500)	(112,575)
Urban Outfitters, Inc.	(8,100)	(229,959)
		(342,534)
Textiles, Apparel & Luxury Goods - (0.4)%
K-Swiss, Inc. Class A	(26,000)	(86,580)
TOTAL CONSUMER DISCRETIONARY		(1,319,707)
CONSUMER STAPLES - (0.8)%
Food & Staples Retailing - (0.8)%
Sysco Corp.	(6,100)	(179,462)
ENERGY - (5.8)%
Oil, Gas & Consumable Fuels - (5.8)%
Arch Coal, Inc.	(8,100)	(109,917)
Carrizo Oil & Gas, Inc.	(8,000)	(225,360)
Comstock Resources, Inc.	(11,900)	(190,757)
FX Energy, Inc.	(23,100)	(146,223)
Penn Virginia Corp.	(20,300)	(99,267)
Petroleum Development Corp.	(5,500)	(178,970)
Rex Energy Corp.	(10,800)	(124,200)
Ultra Petroleum Corp.	(6,700)	(167,232)
		(1,241,926)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - (3.6)%
Commercial Banks - (1.3)%
First Horizon National Corp.	(17,396)	$ (163,522)
Valley National Bancorp	(9,200)	(115,092)
		(278,614)
Real Estate Investment Trusts - (2.3)%
Annaly Capital Management, Inc.	(10,200)	(169,524)
Plum Creek Timber Co., Inc.	(2,800)	(109,648)
Weyerhaeuser Co.	(10,100)	(210,989)
		(490,161)
TOTAL FINANCIALS		(768,775)
HEALTH CARE - (4.6)%
Biotechnology - (1.0)%
Dendreon Corp.	(6,800)	(76,568)
Sangamo Biosciences, Inc.	(27,600)	(145,452)
		(222,020)
Health Care Equipment & Supplies - (1.5)%
Becton, Dickinson & Co.	(2,900)	(221,038)
Medtronic, Inc.	(2,800)	(106,736)
		(327,774)
Health Care Providers & Services - (0.5)%
IPC The Hospitalist Co., Inc.	(3,000)	(109,110)
Health Care Technology - (1.6)%
Computer Programs & Systems, Inc.	(1,800)	(109,512)
Quality Systems, Inc.	(5,100)	(218,637)
		(328,149)
TOTAL HEALTH CARE		(987,053)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - (1.9)%
Air Freight & Logistics - (1.0)%
Expeditors International of Washington, Inc.	(4,900)	$ (213,787)
Road & Rail - (0.9)%
Hertz Global Holdings, Inc.	(14,300)	(204,490)
TOTAL INDUSTRIALS		(418,277)
INFORMATION TECHNOLOGY - (6.6)%
Communications Equipment - (1.8)%
Ciena Corp.	(12,900)	(192,468)
JDS Uniphase Corp.	(15,100)	(196,904)
		(389,372)
Electronic Equipment & Components - (0.9)%
IPG Photonics Corp.	(3,600)	(189,468)
Internet Software & Services - (0.4)%
WebMD Health Corp.	(3,900)	(96,915)
IT Services - (1.1)%
VeriFone Systems, Inc.	(4,800)	(229,872)
Semiconductors & Semiconductor Equipment - (1.9)%
FormFactor, Inc.	(40,100)	(204,911)
Power Integrations, Inc.	(5,600)	(208,880)
		(413,791)
Software - (0.5)%
Rovi Corp.	(3,000)	(106,440)
TOTAL INFORMATION TECHNOLOGY		(1,425,858)
MATERIALS - (1.0)%
Paper & Forest Products - (1.0)%
Louisiana-Pacific Corp.	(26,600)	(217,322)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - (2.1)%
Diversified Telecommunication Services - (1.1)%
Level 3 Communications, Inc.	(10,100)	$ (245,531)
Wireless Telecommunication Services - (1.0)%
Sprint Nextel Corp.	(87,200)	(215,384)
TOTAL TELECOMMUNICATION SERVICES		(460,915)
UTILITIES - (0.6)%
Independent Power Producers & Energy Traders - (0.6)%
GenOn Energy, Inc.	(53,000)	(130,380)
TOTAL SHORT STOCK POSITIONS - (33.1)% (Proceeds $7,046,582)	$ (7,149,675)

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $21,631,510, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,941 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 102
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,468,985	$ 3,468,985	$ -	$ -
Consumer Staples	2,353,045	2,353,045	-	-
Energy	4,128,709	4,128,709	-	-
Financials	3,699,287	3,699,287	-	-
Health Care	2,695,966	2,695,966	-	-
Industrials	2,625,499	2,625,499	-	-
Information Technology	5,316,200	5,268,259	-	47,941
Materials	1,309,696	1,309,696	-	-
Telecommunication Services	1,051,422	322,202	729,220	-
Utilities	988,782	988,782	-	-
Money Market Funds	76,838	76,838	-	-
Short Positions	(7,149,675)	(7,149,675)	-	-
Total Investments in Securities:	$ 20,564,754	$ 19,787,593	$ 729,220	$ 47,941
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 38,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,991
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 47,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 8,991

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $25,629,436. Net unrealized appreciation aggregated $2,084,993, of which $2,684,037 related to appreciated investment securities and $599,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 29, 2012

1.797941.108

GCF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Automobiles - 0.1%
Ford Motor Co.	3,645,000	$ 45,125
General Motors Co. (a)	22,800	593
Tesla Motors, Inc. (a)	275,000	9,188
		54,906
Diversified Consumer Services - 0.2%
K12, Inc. (a)(d)	960,000	20,698
Weight Watchers International, Inc.	905,000	70,572
		91,270
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	1,697,600	35,684
BJ's Restaurants, Inc. (a)	433,282	21,512
Buffalo Wild Wings, Inc. (a)	719,900	62,264
Chipotle Mexican Grill, Inc. (a)	471,000	183,794
Ctrip.com International Ltd. sponsored ADR (a)(d)	625,000	17,106
Dunkin' Brands Group, Inc. (a)(d)	3,303,340	95,929
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,650,000	112,019
Hyatt Hotels Corp. Class A (a)	4,373,440	181,104
Las Vegas Sands Corp.	2,055,000	114,279
McDonald's Corp.	5,025,000	498,882
Panera Bread Co. Class A (a)	875,000	135,258
Starbucks Corp.	7,208,400	350,040
Starwood Hotels & Resorts Worldwide, Inc.	1,435,000	77,347
Yum! Brands, Inc.	1,535,000	101,678
		1,986,896
Household Durables - 1.6%
Gafisa SA sponsored ADR (d)	1,570,000	8,714
Lennar Corp. Class A (d)	12,286,177	287,251
SodaStream International Ltd. (a)(d)(e)	1,976,272	80,533
Tempur-Pedic International, Inc. (a)	1,620,000	127,980
Toll Brothers, Inc. (a)	8,156,898	191,361
		695,839
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,761,000	316,434
Groupon, Inc. Class A (a)(d)	1,677,000	33,062
Netflix, Inc. (a)(d)	71,000	7,862
Priceline.com, Inc. (a)	303,000	189,987
		547,345
Media - 1.0%
Comcast Corp. Class A	3,097,500	91,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)(d)(e)	10,364,992	$ 141,793
Pandora Media, Inc. (d)(e)	12,314,469	160,827
Time Warner, Inc.	1,025,650	38,164
		431,789
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	562,500	49,787
JCPenney Co., Inc. (d)	8,925,000	353,430
Kohl's Corp.	1,240,000	61,603
Nordstrom, Inc.	800,000	42,896
Target Corp.	1,140,000	64,627
		572,343
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	1,485,000	67,998
AutoNation, Inc. (a)(d)	1,050,000	35,784
Bed Bath & Beyond, Inc. (a)	1,300,000	77,662
CarMax, Inc. (a)	720,000	22,097
Express, Inc. (a)	2,085,000	49,623
Francescas Holdings Corp. (a)(d)(e)	2,838,379	65,141
GameStop Corp. Class A	140,000	3,189
Home Depot, Inc.	4,380,000	208,357
Limited Brands, Inc.	1,460,000	67,934
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	60,420
Teavana Holdings, Inc. (a)(d)	324,300	7,605
Tiffany & Co., Inc.	225,000	14,627
Urban Outfitters, Inc. (a)	240,000	6,814
		687,251
Textiles, Apparel & Luxury Goods - 5.3%
Coach, Inc.	2,032,200	152,090
Deckers Outdoor Corp. (a)	375,000	28,035
Fossil, Inc. (a)(e)	5,832,937	711,502
Liz Claiborne, Inc. (a)	1,607,500	15,721
lululemon athletica, Inc. (a)(d)(e)	12,117,100	812,088
Michael Kors Holdings Ltd.	4,752,300	205,537
Michael Kors Holdings Ltd. (g)	1,650,241	64,236
NIKE, Inc. Class B	1,719,000	185,514
Under Armour, Inc. Class A (sub. vtg.) (a)	65,000	5,801
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	624,357	$ 22,914
VF Corp.	320,000	46,736
		2,250,174
TOTAL CONSUMER DISCRETIONARY		7,317,813
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Beam, Inc.	940,000	51,775
Dr Pepper Snapple Group, Inc.	655,000	24,923
Monster Beverage Corp. (a)	2,810,000	160,704
PepsiCo, Inc.	1,916,640	120,633
The Coca-Cola Co.	7,017,500	490,243
		848,278
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,695,800	145,941
Drogasil SA	1,731,873	16,860
Fresh Market, Inc. (a)(d)	2,348,468	105,728
Kroger Co.	203,200	4,834
Wal-Mart Stores, Inc.	4,375,300	258,493
Walgreen Co.	2,330,000	77,263
Whole Foods Market, Inc.	1,680,000	135,643
		744,762
Food Products - 1.2%
General Mills, Inc.	1,165,600	44,654
Green Mountain Coffee Roasters, Inc. (a)	3,427,978	222,716
Hershey Co.	460,000	27,922
Kellogg Co.	965,000	50,518
Mead Johnson Nutrition Co. Class A	1,246,800	96,939
Sara Lee Corp.	685,000	13,871
Smithfield Foods, Inc. (a)	1,615,000	37,839
		494,459
Household Products - 0.7%
Church & Dwight Co., Inc.	2,660,000	126,988
Colgate-Palmolive Co.	1,230,000	114,611
Kimberly-Clark Corp.	670,000	48,830
Procter & Gamble Co.	244,483	16,507
		306,936
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.8%
Avon Products, Inc.	468,615	$ 8,758
Herbalife Ltd. (e)	10,689,534	707,754
Nu Skin Enterprises, Inc. Class A	1,180,000	68,157
		784,669
Tobacco - 1.9%
Altria Group, Inc.	5,325,380	160,294
Lorillard, Inc.	535,000	70,128
Philip Morris International, Inc.	6,860,380	572,979
		803,401
TOTAL CONSUMER STAPLES		3,982,505
ENERGY - 9.1%
Energy Equipment & Services - 1.7%
Carbo Ceramics, Inc. (d)	175,000	16,039
FMC Technologies, Inc. (a)	1,850,000	93,296
Halliburton Co.	3,950,000	144,531
Schlumberger Ltd.	5,999,600	465,629
		719,495
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	1,807,594	152,055
Apache Corp.	930,000	100,375
Chesapeake Energy Corp.	5,030,000	125,750
Chevron Corp.	1,615,000	176,229
Cobalt International Energy, Inc. (a)	2,475,900	74,426
Concho Resources, Inc. (a)	1,205,000	128,742
Continental Resources, Inc. (a)	1,130,000	102,468
Devon Energy Corp.	880,000	64,513
EOG Resources, Inc.	1,070,000	121,830
Exxon Mobil Corp.	15,500,000	1,340,750
Hess Corp.	1,410,000	91,537
Noble Energy, Inc.	320,000	31,248
Occidental Petroleum Corp.	2,635,000	275,015
Plains Exploration & Production Co. (a)	1,950,000	85,937
Range Resources Corp.	1,733,689	110,401
Solazyme, Inc. (d)	1,129,600	15,566
Southwestern Energy Co. (a)	2,347,461	77,607
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,160,000	$ 28,954
Valero Energy Corp.	2,840,000	69,552
		3,172,955
TOTAL ENERGY		3,892,450
FINANCIALS - 4.6%
Capital Markets - 0.4%
Charles Schwab Corp.	5,029,975	69,816
Franklin Resources, Inc.	45,000	5,305
ICG Group, Inc. (a)(e)	3,775,000	32,729
T. Rowe Price Group, Inc.	915,000	56,355
		164,205
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,390,000	79,635
HDFC Bank Ltd. sponsored ADR	2,770,000	95,150
ICICI Bank Ltd. sponsored ADR (d)	1,255,000	45,557
Itau Unibanco Banco Multiplo SA sponsored ADR	750,000	15,788
PrivateBancorp, Inc. (e)	4,067,500	58,979
Signature Bank (a)	656,885	38,993
Wells Fargo & Co.	2,902,300	90,813
		424,915
Consumer Finance - 2.0%
American Express Co.	1,492,548	78,941
Discover Financial Services	25,175,444	755,515
		834,456
Diversified Financial Services - 1.1%
Bank of America Corp.	5,675,000	45,230
BM&F Bovespa SA	20,379,772	136,344
Citigroup, Inc.	1,327,380	44,228
JPMorgan Chase & Co.	6,590,000	258,592
		484,394
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	48,815
TOTAL FINANCIALS		1,956,785
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.3%
Biotechnology - 9.1%
Acadia Pharmaceuticals, Inc. (a)(e)	2,789,844	$ 4,659
Alexion Pharmaceuticals, Inc. (a)	6,554,060	548,771
Alkermes PLC (a)(e)	12,958,514	228,199
Alnylam Pharmaceuticals, Inc. (a)(e)	3,624,950	48,357
Amarin Corp. PLC ADR (a)(d)	700,000	5,425
Amylin Pharmaceuticals, Inc. (a)(e)	14,628,295	249,998
Array Biopharma, Inc. (a)	3,428,770	9,635
AVEO Pharmaceuticals, Inc. (a)	680,600	8,875
Biogen Idec, Inc. (a)	2,025,000	235,852
Celgene Corp. (a)	1,146,744	84,085
Cepheid, Inc. (a)(e)	6,232,555	251,733
Clovis Oncology, Inc. (d)	872,700	21,809
Exelixis, Inc. (a)(d)(e)	14,448,434	82,067
Gilead Sciences, Inc. (a)	2,055,000	93,503
Halozyme Therapeutics, Inc. (a)	1,580,000	18,186
Human Genome Sciences, Inc. (a)(d)(e)	20,911,837	164,785
ImmunoGen, Inc. (a)(d)(e)	7,525,984	103,633
Immunomedics, Inc. (a)(d)(e)	7,526,150	26,793
Incyte Corp. (a)(d)	695,000	11,787
InterMune, Inc. (a)(e)	3,728,117	50,031
Ironwood Pharmaceuticals, Inc. Class A (a)	3,020,000	40,438
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,957,871	90,716
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	48,176,503	81,900
Metabolix, Inc. (a)(d)(e)	3,155,799	8,678
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	24,262
NPS Pharmaceuticals, Inc. (a)(e)	7,492,208	51,097
Regeneron Pharmaceuticals, Inc. (a)(e)	8,576,613	898,743
Rigel Pharmaceuticals, Inc. (a)(e)	6,549,836	65,498
Seattle Genetics, Inc. (a)(d)(e)	11,377,629	210,031
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,082
Vertex Pharmaceuticals, Inc. (a)	4,209,767	163,844
		3,887,472
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	505,000	29,356
DexCom, Inc. (a)	850,000	9,172
Edwards Lifesciences Corp. (a)	810,000	59,235
Insulet Corp. (a)(e)	3,856,400	76,048
Masimo Corp. (a)	240,000	5,232
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	754,964	$ 28,779
St. Jude Medical, Inc.	834,200	35,137
		242,959
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	485,000	20,152
Humana, Inc.	495,000	43,115
McKesson Corp.	1,930,000	161,174
Medco Health Solutions, Inc. (a)	612,720	41,414
UnitedHealth Group, Inc.	2,886,400	160,917
		426,772
Health Care Technology - 0.4%
athenahealth, Inc. (a)	300,000	21,201
Cerner Corp. (a)	20,000	1,477
SXC Health Solutions Corp. (a)	1,845,800	131,956
		154,634
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	39,878	2,044
Pharmaceuticals - 3.2%
Abbott Laboratories	1,111,500	62,922
Allergan, Inc.	1,910,000	171,117
Bristol-Myers Squibb Co.	2,499,700	80,415
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(e)	40,569,070	507,113
Endocyte, Inc.	1,131,041	4,015
GlaxoSmithKline PLC sponsored ADR	675,000	29,909
Hospira, Inc. (a)	1,235,000	43,991
Johnson & Johnson	83,300	5,421
MAP Pharmaceuticals, Inc. (a)(e)	2,741,211	43,996
Questcor Pharmaceuticals, Inc. (a)(d)	1,520,000	59,128
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	31,591
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,327,261	335,463
		1,375,232
TOTAL HEALTH CARE		6,089,113
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	2,545,000	151,606
Lockheed Martin Corp.	1,040,100	91,955
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	2,539,800	$ 190,358
United Technologies Corp.	4,225,000	354,351
		788,270
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	3,564,000	274,036
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)(e)	26,584,923	135,583
Ryanair Holdings PLC sponsored ADR (a)	1,140,000	38,213
Southwest Airlines Co.	2,548,515	22,886
United Continental Holdings, Inc. (a)	4,915,000	101,495
		298,177
Construction & Engineering - 0.1%
Fluor Corp.	455,000	27,518
Electrical Equipment - 0.4%
Emerson Electric Co.	1,710,000	86,030
Rockwell Automation, Inc.	1,160,000	92,777
		178,807
Industrial Conglomerates - 0.4%
3M Co.	565,000	49,494
Danaher Corp.	2,505,000	132,339
		181,833
Machinery - 1.7%
Caterpillar, Inc.	3,560,000	406,588
Cummins, Inc.	1,760,000	212,203
Deere & Co.	845,000	70,076
Westport Innovations, Inc. (a)(d)	693,000	28,046
		716,913
Road & Rail - 1.0%
CSX Corp.	5,865,000	123,224
Norfolk Southern Corp.	1,065,000	73,379
Union Pacific Corp.	2,205,000	243,101
		439,704
TOTAL INDUSTRIALS		2,905,258
INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)	1,500,000	45,720
Aruba Networks, Inc. (a)	1,198,031	25,865
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	405,000	$ 50,609
Infinera Corp. (a)(d)(e)	10,123,181	80,581
Juniper Networks, Inc. (a)	460,000	10,470
QUALCOMM, Inc.	11,518,400	716,214
Research In Motion Ltd. (a)	232,800	3,299
Riverbed Technology, Inc. (a)(e)	15,601,890	444,186
		1,376,944
Computers & Peripherals - 9.2%
Apple, Inc. (a)	6,220,959	3,374,486
Fusion-io, Inc. (d)(e)	9,011,501	246,014
Hewlett-Packard Co.	960,000	24,298
NetApp, Inc. (a)	1,059,686	45,566
SanDisk Corp. (a)	2,305,000	114,005
Seagate Technology	3,450,000	90,597
Silicon Graphics International Corp. (a)(d)(e)	3,097,456	30,014
		3,924,980
Electronic Equipment & Components - 0.4%
Corning, Inc.	583,000	7,602
Trimble Navigation Ltd. (a)	895,000	45,010
Universal Display Corp. (a)(d)(e)	3,004,965	124,135
		176,747
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	2,265,000	81,540
Baidu.com, Inc. sponsored ADR (a)	2,945,000	402,582
eBay, Inc. (a)	6,402,200	228,815
Facebook, Inc. Class B (g)	1,758,114	54,098
Google, Inc. Class A (a)	1,547,448	956,710
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	62,394
MercadoLibre, Inc.	350,000	34,059
OpenTable, Inc. (a)(d)	17,300	839
Rackspace Hosting, Inc. (a)	2,460,000	128,510
SINA Corp. (a)(d)	285,000	19,397
VeriSign, Inc.	215,000	7,944
Yandex NV	895,000	19,064
YouKu.com, Inc. ADR (a)(d)	1,670,000	41,984
		2,037,936
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	123,078
IBM Corp.	2,939,800	578,347
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	765,000	$ 321,300
Visa, Inc. Class A	1,534,100	178,523
		1,201,248
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	345,000	13,265
Applied Micro Circuits Corp. (a)	2,645,343	17,935
ARM Holdings PLC sponsored ADR	1,400,000	38,052
ASML Holding NV	648,888	29,557
Atmel Corp. (a)	6,360,000	64,300
Broadcom Corp. Class A	2,600,000	96,590
Cree, Inc. (a)(d)(e)	9,141,131	276,885
Cypress Semiconductor Corp. (e)	17,193,240	296,583
Intel Corp.	1,350,000	36,288
KLA-Tencor Corp.	510,000	24,684
Marvell Technology Group Ltd. (a)	1,918,310	28,775
MaxLinear, Inc. Class A (a)	2,354,608	12,950
Mellanox Technologies Ltd. (a)(e)	3,889,124	148,448
NVIDIA Corp. (a)(e)	36,145,384	547,603
Rambus, Inc. (a)(e)	11,457,400	81,118
Samsung Electronics Co. Ltd.	50,000	53,889
Silicon Image, Inc. (a)(e)	4,876,327	25,211
Silicon Laboratories, Inc. (a)(e)	4,600,680	206,110
Tessera Technologies, Inc. (a)	601,903	10,112
Texas Instruments, Inc.	4,091,000	136,435
Volterra Semiconductor Corp. (a)(e)	2,573,305	79,078
		2,223,868
Software - 9.1%
Activision Blizzard, Inc.	750,000	8,963
Adobe Systems, Inc. (a)	668,236	21,978
Citrix Systems, Inc. (a)	1,832,477	136,959
Electronic Arts, Inc. (a)	300,000	4,899
Fortinet, Inc. (a)	2,429,600	65,721
Informatica Corp. (a)	300,000	14,748
Intuit, Inc.	1,400,000	80,976
Jive Software, Inc.	854,918	18,646
Microsoft Corp.	12,500,000	396,750
Oracle Corp.	6,315,000	184,840
QLIK Technologies, Inc. (a)(e)	7,118,670	215,482
RealPage, Inc. (a)	447,459	8,873
Red Hat, Inc. (a)(e)	15,223,586	752,959
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(e)	10,156,594	$ 1,454,018
SolarWinds, Inc. (a)	2,140,000	79,736
Solera Holdings, Inc.	1,950,051	93,602
TiVo, Inc. (a)(e)	11,624,576	130,776
VMware, Inc. Class A (a)	2,242,533	221,764
		3,891,690
TOTAL INFORMATION TECHNOLOGY		14,833,413
MATERIALS - 3.9%
Chemicals - 2.6%
CF Industries Holdings, Inc.	781,785	145,412
Dow Chemical Co.	5,130,000	171,906
E.I. du Pont de Nemours & Co.	3,700,000	188,145
Monsanto Co.	6,194,978	479,367
Potash Corp. of Saskatchewan, Inc.	678,600	31,563
The Mosaic Co.	1,735,000	100,196
		1,116,589
Metals & Mining - 1.3%
Alcoa, Inc.	1,650,000	16,781
Barrick Gold Corp.	1,479,000	70,748
Fortescue Metals Group Ltd.	16,422,802	98,089
Freeport-McMoRan Copper & Gold, Inc.	5,105,000	217,269
Mongolian Mining Corp. (a)	25,802,500	23,853
Newmont Mining Corp.	1,530,000	90,882
Nucor Corp.	200,000	8,706
		526,328
TOTAL MATERIALS		1,642,917
TOTAL COMMON STOCKS (Cost $28,180,431)		42,620,254
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Aria Diagnostics, Inc. (g)	827,814	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
		5,000
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (g)	2,036,659	10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Merrimack Pharmaceuticals, Inc. Series G (g)	1,428,572	10,286
		27,448
TOTAL HEALTH CARE		32,448
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	13,088
TOTAL PREFERRED STOCKS (Cost $66,395)		45,536
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.12% (b)	18,217,294	18,217
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,016,722,792	1,016,723
TOTAL MONEY MARKET FUNDS (Cost $1,034,940)		1,034,940
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,362)	$ 2,362	$ 2,362
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $29,284,128)		43,703,092
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(964,166)
NET ASSETS - 100%		$ 42,738,926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,394,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,933,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Aria Diagnostics, Inc.	11/30/11	$ 5,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 10,000
Michael Kors Holdings	7/8/11	$ 20,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,362,000 due 3/01/12 at 0.16%
Barclays Capital, Inc.	$ 660
Merrill Lynch, Pierce, Fenner & Smith, Inc.	460
RBS Securities, Inc.	1,242
$ 2,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	10,848
Total	$ 10,876
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 2,734	$ -	$ -	$ -	$ 4,659
Alkermes PLC	155,687	46,016	-	-	228,199
Alnylam Pharmaceuticals, Inc.	21,380	8,738	1,206	-	48,357
Amylin Pharmaceuticals, Inc.	155,977	2,373	-	-	249,998
Array Biopharma, Inc.	8,733	-	1,753	-	-
BJ's Restaurants, Inc.	89,346	-	68,777	-	-
Cepheid, Inc.	210,518	28,438	19,113	-	251,733
Cree, Inc.	146,571	85,746	-	-	276,885
Cypress Semiconductor Corp.	327,875	-	-	1,547	296,583
Elan Corp. PLC sponsored ADR	461,138	-	25,909	-	507,113
Endocyte, Inc.	19,749	-	2,757	-	-
Exelixis, Inc.	59,143	9,074	-	-	82,067
Fossil, Inc.	504,221	18,967	-	-	711,502
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Francescas Holdings Corp.	$ 28,946	$ 24,928	$ -	$ -	$ 65,141
Fusion-io, Inc.	175,921	102,361	-	-	246,014
Herbalife Ltd.	561,307	31,543	-	-	707,754
Human Genome Sciences, Inc.	146,243	17,171	-	-	164,785
ICG Group, Inc.	32,503	-	-	-	32,729
ImmunoGen, Inc.	91,441	-	-	-	103,633
Immunomedics, Inc.	25,288	-	-	-	26,793
Infinera Corp.	69,850	-	-	-	80,581
Insulet Corp.	71,652	-	-	-	76,048
InterMune, Inc.	89,495	-	17,844	-	50,031
Isis Pharmaceuticals, Inc.	73,887	-	-	-	90,716
JetBlue Airways Corp.	118,182	-	10,790	-	135,583
Lexicon Pharmaceuticals, Inc.	39,495	16,295	-	-	81,900
Lions Gate Entertainment Corp.	51,733	45,831	6,641	-	141,793
lululemon athletica, Inc.	602,220	-	-	-	812,088
Lumber Liquidators Holdings, Inc.	46,757	-	-	-	60,420
MAP Pharmaceuticals, Inc.	37,692	-	-	-	43,996
Mellanox Technologies Ltd.	136,158	-	-	-	148,448
Metabolix, Inc.	15,022	-	-	-	8,678
Micromet, Inc.	56,424	-	100,315	-	-
NPS Pharmaceuticals, Inc.	41,857	836	-	-	51,097
NVIDIA Corp.	647,403	28,546	103,906	-	547,603
Pandora Media, Inc.	26,213	95,837	-	-	160,827
Pharmasset, Inc.	974,116	-	967,313	-	-
PrivateBancorp, Inc.	39,048	-	-	41	58,979
QLIK Technologies, Inc.	193,237	1,426	-	-	215,482
Rambus, Inc.	91,430	-	-	-	81,118
Red Hat, Inc.	718,327	38,168	-	-	752,959
Regeneron Pharmaceuticals, Inc.	527,289	12,979	49,014	-	898,743
Rigel Pharmaceuticals, Inc.	49,910	-	-	-	65,498
Riverbed Technology, Inc.	367,848	35,855	-	-	444,186
salesforce.com, Inc.	1,096,640	98,650	-	-	1,454,018
Seattle Genetics, Inc.	189,210	-	-	-	210,031
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Silicon Graphics International Corp.	$ 46,214	$ -	$ -	$ -	$ 30,014
Silicon Image, Inc.	32,167	-	8,635	-	25,211
Silicon Laboratories, Inc.	198,841	-	-	-	206,110
SodaStream International Ltd.	58,487	681	-	-	80,533
SuccessFactors, Inc.	204,934	-	317,976	-	-
TiVo, Inc.	114,851	-	-	-	130,776
Transition Therapeutics, Inc.	3,545	-	-	-	4,082
Universal Display Corp.	57,334	61,197	-	-	124,135
Vera Bradley, Inc.	93,095	-	63,676	-	-
Volterra Semiconductor Corp.	63,046	-	-	-	79,078
Total	$ 10,468,330	$ 811,656	$ 1,765,625	$ 1,588	$ 11,354,707
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,330,901	$ 7,266,665	$ 64,236	$ -
Consumer Staples	3,982,505	3,982,505	-	-
Energy	3,892,450	3,892,450	-	-
Financials	1,956,785	1,956,785	-	-
Health Care	6,121,561	6,088,962	-	32,599
Industrials	2,905,258	2,905,258	-	-
Information Technology	14,833,413	14,779,315	-	54,098
Materials	1,642,917	1,642,917	-	-
Money Market Funds	1,034,940	1,034,940	-	-
Cash Equivalents	2,362	-	2,362	-
Total Investments in Securities:	$ 43,703,092	$ 43,549,797	$ 66,598	$ 86,697
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,266
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	10,431
Cost of Purchases	-
Proceeds of Sales	(20,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 86,697
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 10,431

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $29,362,009,000. Net unrealized appreciation aggregated $14,341,083,000, of which $16,561,226,000 related to appreciated investment securities and $2,220,143,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

February 29, 2012

1.797938.108

FEG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Automobiles - 0.8%
Tesla Motors, Inc. (a)	475,017	$ 15,870
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	127,098	9,911
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc. (a)	194,600	9,662
Buffalo Wild Wings, Inc. (a)	142,518	12,326
Panera Bread Co. Class A (a)	82,759	12,793
Texas Roadhouse, Inc. Class A	632,391	10,580
		45,361
Media - 1.1%
Discovery Communications, Inc. (a)	448,968	20,944
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	240,543	21,290
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	267,588	12,253
Body Central Corp. (a)	722,898	20,125
Limited Brands, Inc.	538,850	25,073
Tractor Supply Co.	240,897	20,589
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	153,110	12,745
		90,785
Textiles, Apparel & Luxury Goods - 7.6%
Liz Claiborne, Inc. (a)(d)	2,453,865	23,999
Michael Kors Holdings Ltd.	499,076	21,585
PVH Corp.	294,831	25,064
Ralph Lauren Corp.	178,742	31,053
Under Armour, Inc. Class A (sub. vtg.) (a)	248,100	22,140
Warnaco Group, Inc. (a)	360,900	21,188
		145,029
TOTAL CONSUMER DISCRETIONARY		349,190
CONSUMER STAPLES - 4.9%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	485,912	18,489
Monster Beverage Corp. (a)	301,620	17,250
		35,739
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	238,979	19,295
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	331,801	$ 21,557
Origin Agritech Ltd. (a)(e)	2,515,000	6,086
		27,643
Tobacco - 0.6%
Lorillard, Inc.	82,569	10,823
TOTAL CONSUMER STAPLES		93,500
ENERGY - 15.6%
Energy Equipment & Services - 4.7%
Cameron International Corp. (a)	341,600	19,031
Dresser-Rand Group, Inc. (a)	183,433	9,634
Heckmann Corp. (a)(d)(e)	8,174,615	41,691
Rowan Companies, Inc. (a)	553,200	20,396
		90,752
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. (a)	529,260	9,823
Amyris, Inc. (a)(d)	660,036	3,551
Bumi PLC	1,217,630	15,147
Cabot Oil & Gas Corp.	587,684	20,498
Cobalt International Energy, Inc. (a)	781,700	23,498
EV Energy Partners LP	292,531	20,811
EXCO Resources, Inc. (d)	1,523,483	10,862
Genel Energy PLC	319,300	4,104
Oasis Petroleum, Inc. (a)	655,100	21,009
Plains Exploration & Production Co. (a)	461,700	20,347
QEP Resources, Inc.	647,700	22,112
Range Resources Corp.	264,700	16,856
SM Energy Co.	121,500	9,564
Solazyme, Inc. (d)	750,454	10,341
		208,523
TOTAL ENERGY		299,275
FINANCIALS - 1.2%
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	359,498	23,166
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.5%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	263,051	$ 22,025
Human Genome Sciences, Inc. (a)(d)	2,590,944	20,417
Idenix Pharmaceuticals, Inc. (a)(d)	3,425,148	40,314
InterMune, Inc. (a)	1,066,965	14,319
Theravance, Inc. (a)	612,091	11,446
Threshold Pharmaceuticals, Inc. (a)(d)	1,381,201	7,168
United Therapeutics Corp. (a)	419,132	20,005
Vertex Pharmaceuticals, Inc. (a)	499,135	19,426
		155,120
Health Care Equipment & Supplies - 7.0%
ArthroCare Corp. (a)	1,207,359	31,512
Cyberonics, Inc. (a)	1,160,437	43,207
Insulet Corp. (a)	535,054	10,551
NuVasive, Inc. (a)	1,663,688	26,103
Zeltiq Aesthetics, Inc. (d)	296,819	3,289
Zoll Medical Corp. (a)	267,531	19,570
		134,232
Health Care Technology - 0.9%
Merge Healthcare, Inc. (a)	2,667,206	17,417
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	194,500	9,968
TOTAL HEALTH CARE		316,737
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	417,600	19,143
Building Products - 2.4%
Lennox International, Inc.	544,003	21,287
Owens Corning (a)	783,400	24,795
		46,082
Construction & Engineering - 1.0%
Fluor Corp.	315,800	19,100
Electrical Equipment - 2.2%
Cooper Industries PLC Class A	404,400	24,757
Roper Industries, Inc.	196,550	17,988
		42,745
Machinery - 4.8%
CNH Global NV (a)	779,749	33,459
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	321,000	$ 13,418
Ingersoll-Rand PLC	806,125	32,148
WABCO Holdings, Inc. (a)	220,423	13,113
		92,138
Marine - 0.9%
DryShips, Inc. (a)(d)	2,717,200	9,456
Ultrapetrol (Bahamas) Ltd. (a)(d)(e)	2,953,982	8,183
		17,639
TOTAL INDUSTRIALS		236,847
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.6%
Polycom, Inc. (a)	1,066,027	22,013
Riverbed Technology, Inc. (a)	302,796	8,621
		30,634
Computers & Peripherals - 1.0%
SanDisk Corp. (a)	394,082	19,491
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp. (a)	837,532	9,188
Maxwell Technologies, Inc. (a)	1,086,040	19,755
		28,943
Internet Software & Services - 2.6%
Blinkx PLC (a)	4,100,485	5,186
Rackspace Hosting, Inc. (a)	286,191	14,951
Velti PLC (a)	713,300	7,069
VeriSign, Inc.	593,500	21,930
		49,136
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	407,050	28,880
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV	462,800	21,081
Ceva, Inc. (a)	579,907	14,295
Freescale Semiconductor Holdings I Ltd. (d)	687,200	11,085
KLA-Tencor Corp.	396,344	19,183
NVIDIA Corp. (a)	1,323,200	20,046
NXP Semiconductors NV (a)	553,800	13,734
ON Semiconductor Corp. (a)	1,045,100	9,479
		108,903
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 8.2%
ANSYS, Inc. (a)	292,821	$ 18,500
Ariba, Inc. (a)	355,100	11,175
Autodesk, Inc. (a)	612,199	23,172
Check Point Software Technologies Ltd. (a)	325,800	18,949
Citrix Systems, Inc. (a)	467,265	34,923
Informatica Corp. (a)	431,667	21,221
Intuit, Inc.	335,957	19,432
Nuance Communications, Inc. (a)	380,222	9,855
		157,227
TOTAL INFORMATION TECHNOLOGY		423,214
MATERIALS - 8.5%
Chemicals - 6.7%
CF Industries Holdings, Inc.	213,111	39,639
CVR Partners LP	664,579	17,851
Monsanto Co.	240,500	18,610
Potash Corp. of Saskatchewan, Inc.	423,600	19,702
Rentech Nitrogen Partners LP	488,900	12,095
The Mosaic Co.	350,633	20,249
		128,146
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	644,000	14,733
Ivanhoe Mines Ltd. (a)	580,100	10,064
Walter Energy, Inc.	148,562	9,631
		34,428
TOTAL MATERIALS		162,574
TOTAL COMMON STOCKS (Cost $1,883,151)		1,904,503
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	18,519,992	$ 18,520
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,537,425	46,537
TOTAL MONEY MARKET FUNDS (Cost $65,057)		65,057
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,948,208)		1,969,560
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(51,146)
NET ASSETS - 100%		$ 1,918,414
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	153
Total	$ 165
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Heckmann Corp.	$ 35,998	$ 10,479	$ -	$ -	$ 41,691
Magma Design Automation, Inc.	25,662	-	31,859	-	-
Origin Agritech Ltd.	6,489	-	-	-	6,086
Ultrapetrol (Bahamas) Ltd.	8,005	-	-	-	8,183
Total	$ 76,154	$ 10,479	$ 31,859	$ -	$ 55,960
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,953,845,000. Net unrealized appreciation aggregated $15,715,000, of which $242,898,000 related to appreciated investment securities and $227,183,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund

February 29, 2012

1.797943.108

NMF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	174,300	$ 5,823
Distributors - 0.3%
Pool Corp.	172,300	6,272
Diversified Consumer Services - 0.1%
Stewart Enterprises, Inc. Class A	375,000	2,333
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc.	151,300	3,180
Bravo Brio Restaurant Group, Inc. (a)	288,000	5,553
Denny's Corp. (a)	1,142,200	4,740
Dunkin' Brands Group, Inc. (a)	68,300	1,983
McDonald's Corp.	219,400	21,782
Starbucks Corp.	255,600	12,412
Texas Roadhouse, Inc. Class A	250,000	4,183
		53,833
Household Durables - 1.1%
D.R. Horton, Inc.	488,100	6,999
Toll Brothers, Inc. (a)	216,500	5,079
Tupperware Brands Corp.	154,600	9,692
		21,770
Internet & Catalog Retail - 0.3%
Rakuten, Inc.	4,778	4,749
Leisure Equipment & Products - 0.6%
Brunswick Corp.	512,442	12,252
Media - 3.6%
Comcast Corp. Class A	769,400	22,605
Discovery Communications, Inc. (a)	125,000	5,831
Grupo Televisa SA de CV (CPO) sponsored ADR	200,000	4,266
Legend Pictures LLC (a)(f)(g)	697	523
The Walt Disney Co.	337,600	14,176
Time Warner, Inc.	358,300	13,332
Viacom, Inc. Class B (non-vtg.)	212,100	10,100
		70,833
Multiline Retail - 0.5%
Dollar General Corp. (a)	110,000	4,627
Dollar Tree, Inc. (a)	56,100	4,965
		9,592
Specialty Retail - 2.9%
Collective Brands, Inc. (a)	412,400	7,431
Dick's Sporting Goods, Inc.	150,000	6,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	335,600	$ 7,924
Lowe's Companies, Inc.	507,800	14,411
MarineMax, Inc. (a)	939,782	7,593
Penske Automotive Group, Inc.	117,100	2,820
Sally Beauty Holdings, Inc. (a)	464,600	11,057
		57,950
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd.	103,500	4,476
TOTAL CONSUMER DISCRETIONARY		249,883
CONSUMER STAPLES - 9.3%
Beverages - 0.3%
Monster Beverage Corp. (a)	100,000	5,719
Food & Staples Retailing - 0.5%
Drogasil SA	328,100	3,194
Whole Foods Market, Inc.	97,900	7,904
		11,098
Food Products - 3.8%
Danone	150,100	10,154
Green Mountain Coffee Roasters, Inc. (a)(d)	645,392	41,931
Kraft Foods, Inc. Class A	400,000	15,228
Sara Lee Corp.	361,500	7,320
		74,633
Household Products - 3.4%
Church & Dwight Co., Inc.	140,000	6,684
Colgate-Palmolive Co.	197,300	18,384
Procter & Gamble Co.	627,800	42,389
		67,457
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	143,300	8,277
Prestige Brands Holdings, Inc. (a)	300,000	4,950
		13,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	106,500	$ 10,786
Philip Morris CR A/S	3,300	2,013
		12,799
TOTAL CONSUMER STAPLES		184,933
ENERGY - 11.8%
Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc. (d)	93,000	6,368
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	190,900	16,059
Cabot Oil & Gas Corp.	131,400	4,583
Chevron Corp.	369,700	40,342
Concho Resources, Inc. (a)	47,800	5,107
EV Energy Partners LP	174,800	12,435
Exxon Mobil Corp.	1,071,177	92,660
Imperial Oil Ltd. (d)	80,700	3,856
Noble Energy, Inc.	54,800	5,351
Occidental Petroleum Corp.	288,100	30,069
Plains Exploration & Production Co. (a)	173,300	7,637
SouthGobi Energy Resources Ltd. (a)	239,700	1,829
Southwestern Energy Co. (a)	150,600	4,979
Suncor Energy, Inc.	100,000	3,599
		228,506
TOTAL ENERGY		234,874
FINANCIALS - 13.6%
Capital Markets - 1.4%
E*TRADE Financial Corp. (a)	400,000	3,852
KKR & Co. LP	364,300	5,217
Legg Mason, Inc.	180,100	4,933
Manning & Napier, Inc.	83,500	1,058
Morgan Stanley	715,000	13,256
		28,316
Commercial Banks - 5.8%
Alliance Financial Corp. (e)	260,476	7,689
Bank of the Ozarks, Inc.	166,700	4,893
BB&T Corp.	184,100	5,385
First Niagara Financial Group, Inc.	862,900	8,249
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Republic Bank (a)	163,900	$ 4,915
FirstMerit Corp.	444,200	7,129
SunTrust Banks, Inc.	191,100	4,388
U.S. Bancorp	500,000	14,700
Webster Financial Corp.	248,800	5,444
Wells Fargo & Co.	1,478,400	46,259
West Coast Bancorp (a)	275,000	4,716
		113,767
Diversified Financial Services - 3.0%
CME Group, Inc.	17,100	4,950
JPMorgan Chase & Co.	679,200	26,652
KKR Financial Holdings LLC	2,181,000	20,392
New Academy Holding Co. LLC unit (f)(g)	66,000	7,174
		59,168
Insurance - 1.3%
Arch Capital Group Ltd. (a)	153,600	5,691
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,800	5,290
Fidelity National Financial, Inc. Class A	315,000	5,437
The Chubb Corp.	147,300	10,011
		26,429
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	223,600	6,867
MFA Financial, Inc.	654,700	4,779
Two Harbors Investment Corp.	976,600	10,039
		21,685
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)(d)	1,423,000	6,418
Ocwen Financial Corp. (a)	424,900	6,845
Radian Group, Inc. (d)	1,769,923	6,708
		19,971
TOTAL FINANCIALS		269,336
HEALTH CARE - 15.5%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	132,000	11,052
Alkermes PLC (a)	74,500	1,312
Amgen, Inc.	136,980	9,308
ARIAD Pharmaceuticals, Inc. (a)	473,000	6,783
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc. (a)	143,800	$ 1,875
BioMarin Pharmaceutical, Inc. (a)	343,500	12,280
Clovis Oncology, Inc. (d)	329,200	8,227
Dynavax Technologies Corp. (a)	1,099,242	4,617
Infinity Pharmaceuticals, Inc. (a)	325,000	2,649
Isis Pharmaceuticals, Inc. (a)	234,400	2,135
Neurocrine Biosciences, Inc. (a)	833,570	6,560
Synageva BioPharma Corp. (a)	215,000	8,024
Theravance, Inc. (a)	404,200	7,559
ZIOPHARM Oncology, Inc. (a)(d)	571,900	2,808
		85,189
Health Care Equipment & Supplies - 2.3%
Covidien PLC	217,000	11,338
HeartWare International, Inc. CDI (a)	9,290,545	18,928
Mako Surgical Corp. (a)(d)	250,626	9,799
Masimo Corp. (a)	135,700	2,958
Volcano Corp. (a)	100,000	2,803
		45,826
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (a)	193,000	5,016
Air Methods Corp. (a)	60,000	5,414
Brookdale Senior Living, Inc. (a)	348,900	6,503
Capital Senior Living Corp. (a)	583,800	5,003
Emeritus Corp. (a)	200,915	3,709
Health Net, Inc. (a)	170,000	6,416
Henry Schein, Inc. (a)	77,600	5,744
HMS Holdings Corp. (a)	150,000	4,833
Quest Diagnostics, Inc.	94,300	5,474
WellPoint, Inc.	131,800	8,650
		56,762
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	150,000	7,688
Pharmaceuticals - 5.6%
Cadence Pharmaceuticals, Inc. (a)	626,200	2,348
Eli Lilly & Co.	436,400	17,124
GlaxoSmithKline PLC	660,700	14,599
Impax Laboratories, Inc. (a)	277,800	6,487
Novo Nordisk A/S Series B sponsored ADR	38,200	5,361
Optimer Pharmaceuticals, Inc. (a)	325,900	4,168
Perrigo Co.	69,500	7,163
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,783,800	$ 37,638
Shire PLC sponsored ADR	113,700	11,899
ViroPharma, Inc. (a)	160,200	5,136
		111,923
TOTAL HEALTH CARE		307,388
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.3%
Precision Castparts Corp.	54,800	9,175
Raytheon Co.	196,000	9,902
Textron, Inc.	384,100	10,567
TransDigm Group, Inc. (a)	127,600	15,158
		44,802
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	86,700	5,737
Hub Group, Inc. Class A (a)	129,016	4,597
United Parcel Service, Inc. Class B	217,900	16,754
		27,088
Airlines - 0.2%
Copa Holdings SA Class A	66,900	4,788
Building Products - 1.0%
Lennox International, Inc.	100,000	3,913
Masco Corp.	400,000	4,752
Owens Corning (a)	221,300	7,004
Universal Forest Products, Inc.	100,000	3,214
		18,883
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	164,600	11,055
The Geo Group, Inc. (a)	191,100	3,365
		14,420
Electrical Equipment - 0.2%
GrafTech International Ltd. (a)	235,300	2,991
Machinery - 0.3%
Blount International, Inc. (a)	233,800	4,010
Westport Innovations, Inc. (a)(d)	60,000	2,428
		6,438
Professional Services - 2.6%
Acacia Research Corp. (g)	319,000	11,340
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Acacia Research Corp. - Acacia Technologies (a)	379,008	$ 14,971
IHS, Inc. Class A (a)	62,000	5,863
Kforce, Inc. (a)	314,200	4,430
Michael Page International PLC	1,195,111	8,624
Qualicorp SA	201,000	1,756
Robert Half International, Inc.	140,600	3,997
		50,981
Road & Rail - 0.6%
Kansas City Southern (a)	110,900	7,716
Tegma Gestao Logistica SA	250,000	4,629
		12,345
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	200,300	4,771
TOTAL INDUSTRIALS		187,507
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	974,600	5,633
Motorola Solutions, Inc.	167,000	8,317
RADWARE Ltd. (a)	100,000	3,329
Riverbed Technology, Inc. (a)	103,900	2,958
		20,237
Computers & Peripherals - 4.6%
Apple, Inc. (a)	166,100	90,099
Fusion-io, Inc.	72,400	1,977
		92,076
Electronic Equipment & Components - 0.8%
Fabrinet (a)	200,870	3,590
Measurement Specialties, Inc. (a)	266,500	8,667
Universal Display Corp. (a)(d)	66,200	2,735
		14,992
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	380,400	13,694
Blinkx PLC (a)	6,554,300	8,289
Cornerstone OnDemand, Inc.	268,900	5,577
Open Text Corp. (a)	70,600	4,306
Rackspace Hosting, Inc. (a)	109,000	5,694
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SciQuest, Inc. (a)	326,800	$ 4,918
VeriSign, Inc.	133,300	4,925
		47,403
IT Services - 5.7%
Accenture PLC Class A	167,000	9,943
Cardtronics, Inc. (a)	126,800	3,372
Cognizant Technology Solutions Corp. Class A (a)	135,000	9,578
Fidelity National Information Services, Inc.	192,000	6,092
IBM Corp.	263,700	51,878
Teradata Corp. (a)	100,000	6,655
Visa, Inc. Class A	212,500	24,729
		112,247
Semiconductors & Semiconductor Equipment - 0.9%
Applied Micro Circuits Corp. (a)	1,400	9
Ceva, Inc. (a)	125,000	3,081
KLA-Tencor Corp.	95,000	4,598
Linear Technology Corp.	140,000	4,687
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	996,500	5,750
		18,125
Software - 4.9%
Aspen Technology, Inc. (a)	286,200	5,884
CA, Inc.	261,000	7,055
Callidus Software, Inc. (a)(d)	701,300	5,197
Check Point Software Technologies Ltd. (a)	86,200	5,013
Citrix Systems, Inc. (a)	104,400	7,803
Concur Technologies, Inc. (a)	160,500	9,461
Informatica Corp. (a)	88,000	4,326
Kenexa Corp. (a)	215,034	5,976
MICROS Systems, Inc. (a)	76,500	3,973
NetSuite, Inc. (a)	41,400	1,975
NICE Systems Ltd. sponsored ADR (a)	126,900	4,339
Nuance Communications, Inc. (a)	516,300	13,382
Red Hat, Inc. (a)	157,200	7,775
Solera Holdings, Inc.	75,463	3,622
TIBCO Software, Inc. (a)	380,000	11,009
Trion World Network, Inc. warrants 8/10/17 (a)(g)	28,652	0
		96,790
TOTAL INFORMATION TECHNOLOGY		401,870
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	244,045	$ 4,234
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	392,700	10,638
UTILITIES - 4.4%
Electric Utilities - 3.3%
Duke Energy Corp.	554,400	11,598
Edison International	165,000	6,909
FirstEnergy Corp.	225,000	9,965
NextEra Energy, Inc.	250,000	14,878
PPL Corp.	210,100	5,998
Southern Co.	344,200	15,210
		64,558
Multi-Utilities - 1.1%
Alliant Energy Corp.	124,200	5,296
TECO Energy, Inc.	728,000	13,068
YTL Corp. Bhd	6,305,640	3,684
		22,048
TOTAL UTILITIES		86,606
TOTAL COMMON STOCKS (Cost $1,498,958)		1,937,269
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1:
8.00%	128,191	655
8.00%	9,156	47
8.00%	9,157	47
		749
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	$ 3,898
Series C-1, 8.00% (a)(g)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		4,954
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	153,625	10,001
TOTAL PREFERRED STOCKS (Cost $16,921)		14,955
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	$ 20	20
9% 11/18/13	20	20
9% 12/2/13	281	281
TOTAL NONCONVERTIBLE BONDS (Cost $321)		321
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	32,190,422	$ 32,190
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	68,955,623	68,956
TOTAL MONEY MARKET FUNDS (Cost $101,146)		101,146
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,617,346)		2,053,691
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(70,901)
NET ASSETS - 100%		$ 1,982,790
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,242,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 11,723
Legend Pictures LLC	9/23/10	$ 523
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	67
Total	$ 82
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Financial Corp.	$ 7,721	$ -	$ -	$ 81	$ 7,689
Total	$ 7,721	$ 0	$ 0	$ 81	$ 7,689
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 260,633	$ 259,361	$ -	$ 1,272
Consumer Staples	184,933	184,933	-	-
Energy	234,874	234,874	-	-
Financials	269,336	262,162	-	7,174
Health Care	307,388	292,789	14,599	-
Industrials	187,507	176,167	11,340	-
Information Technology	406,075	401,870	-	4,205
Materials	4,234	4,234	-	-
Telecommunication Services	10,638	10,638	-	-
Utilities	86,606	86,606	-	-
Corporate Bonds	321	-	-	321
Money Market Funds	101,146	101,146	-	-
Total Investments in Securities:	$ 2,053,691	$ 2,014,780	$ 25,939	$ 12,972
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,424
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	548
Cost of Purchases	3,000
Proceeds of Sales	(3,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 548

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,623,538,000. Net unrealized appreciation aggregated $430,153,000, of which $474,333,000 related to appreciated investment securities and $44,180,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012